SCHEDULE OF DEFINED BENEFIT EXPECTED (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Retirement Benefits [Abstract]
2024	$ 8,809
2025	7,999
2026	7,276
2027	6,340
2028	5,463
Total	$ 35,887